Derivative Instruments and Hedging Activities (Details) - Schedule of balance sheet classification and fair values of derivative instruments - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Derivatives, Fair Value [Line Items]
Fair value	$ (2,417)	$ (1,516)
Notional amount	146,281	195,657
Foreign exchange contracts [Member] | Not designated as hedging instruments [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value	73	159
Notional Amount	40,375	101,733
Foreign exchange contracts [Member] | Not designated as hedging instruments [Member] | Accrued expenses and other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value	(100)	(38)
Notional Amount	22,311	16,751
Foreign exchange contracts [Member] | Designated as hedging instruments [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value	220	3
Notional Amount	31,480	4,900
Foreign exchange contracts [Member] | Designated as hedging instruments [Member] | Accrued expenses and other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value	(2,610)	(1,640)
Notional Amount	$ 52,115	$ 72,273